Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Convertible Notes Payable [Abstract]
Convertible Notes Payable

Note 4. Convertible Notes Payable

Convertible notes payable consisted of the following at June 30, 2014 and December 31, 2013:

	2014	2013
Convertible senior secured note payable to a stockholder issued jointly with Good Earth Electric Propulsion Systems, LTD
   originally due November 30, 2012. The note accrued interest quarterly at LIBOR plus 2% and was convertible into shares of common stock at conversion price equal to $2.50 per share.
   This note was renewed, extended, and modified as of April 1, 2012 with new terms as follows: Promissory note totaling $750,000, payable to a stockholder, with a stated interest rate of 8%, convertible to common stock at the rate of $1.26 per share, due on or before December 31, 2013. The Note is secured
   by fixed assets and intellectual property owned/developed by the Company. The Note was extended to March 31, 2014 at the option of the Company. Effective March 31, 2014 this note
   was renewed and extended to March 31, 2015. As consideration for the renewal and extension the Company issued warrants to the holder to purchase 750,000 shares of the Company’s common stock at the exercise price of $1.26 per share. The fair value assigned to the warrants at issuance was $312,000.
   The warrants expire March 31, 2019.
	$750,000	$750,000
The Company issued a series of notes payable from the period of April to July 2012 aggregating $1,750,000 less accreted interest of $53,186 and $62,505, as of June 30, 2014 and
   December 31, 2013, respectively, payable to multiple
   unrelated parties, bearing interest at 8% until February
   28, 2013 at which time the rate increased to 12% until the reverse merger requirement was satisfied per the terms of
   the notes and at which time the rate reverted to 8%. On
   April 14, 2014, the Company and the holders executed a
   letter agreement pursuant to which they agreed that: all
   accrued interest due on the note and interest that will accrue going forward shall not be due and payable until October 1,
   2014. In consideration for the deferral of interest payments granted by the holder, the Company will issue to the holder warrants to purchase 347,667 shares of Common Stock
   with an exercise price of $1.26 per share and an expiration date of March 31, 2019. The fair value assigned to these
   warrants at issuance was $143,000. The notes are convertible into common stock at the rate of $1.26 per share with
   warrants attached to purchase 1,390,667 shares of common
   stock at the rate of $1.26 per share. The fair value assigned to the warrants at issuance was $93,201. Accreted interest expense was recorded in the statement of operations. The
   notes mature on March 31, 2017 and are secured by the
   Company’s accounts receivable and inventory.
	1,696,814	1,687,495
The Company issued a series of convertible Notes to a stockholder from the period of June 28, 2013 through April 11, 2014 aggregating
   $1,455,000 less accreted interest of $21,910 and $24,890 as of June 30, 2014 and December 31, 2013 respectively, accruing interest at 8%, all with maturities of 12 months from the date of the individual note’s issuance. One of the series of notes matured June 28, 2014 and was subsequently renewed and
   extended, along with the accrued interest, to June 28, 2015.
   The notes are convertible into common stock at the rate of
   $1.51 per share with warrants attached to purchase 442,033 shares of common stock at $2.01 per share. The fair value
   assigned to the warrants at issuance was $67,339.
	1,433,090	650,110
The Company issued a series of convertible Notes to a related party from the period of April 24, 2014 through June 30, 2014 aggregating $449,000 less accreted interest of $36,507, as of June 30, 2014 accruing interest at 8%, all with maturities of 12 months from the date of the individual note’s issuance. The notes are convertible into common stock at the rate of $1.00 per share with warrants attached to purchase 449,000 shares of common stock at $1.20 per share. The fair value assigned to the warrants at issuance was $146,028.	339,479	—
A convertible promissory note payable to a stockholder, accruing interest at 8%, due August 15, 2014 which has been renewed and extended to a maturity of August 15, 2015 secured by warrants. The note is convertible into common stock at the rate of $1.64 per share with warrants attached to purchase 38,205 shares of common stock at the rate of $1.89 per share. There was no value assigned to the warrants at issuance. The warrants expire August 14, 2017.	250,000	250,000
Total convertible notes payable	$4,469,383	$3,337,605
Less current maturities	(2,522,569)	(900,110)
	$1,946,814	$2,437,495

Note 4. Convertible Notes Payable

Convertible notes payable consisted of the following at December 31, 2013 and 2012:

	2013	2012
Convertible senior secured note payable to a stockholder issued jointly with
     Good Earth Electric Propulsion Systems, LTD originally due November 30, 2012.
     The note accrued interest quarterly at LIBOR plus 2% and was convertible into shares of common stock at conversion price equal to $2.50 per share. This note was renewed, extended, and modified as of April 1, 2012 with new terms as follows: Promissory note totaling $750,000, payable to a stockholder, with a stated interest rate of 8%, convertible to common stock at the rate of $.1.26 per share, due on or before December 31, 2013. The Note is secured by fixed assets and intellectual property owned/developed by the Company. The Note was extended to March 31, 2014 at the option of the Company. Effective March 31,
     2014 this note was renewed and extended to March 31, 2015. .As consideration for the renewal and extension the Company issued warrants to the holder to purchase 750,000 shares of the Company’s common stock at the exercise price of $1.26 per share. The warrants expire March 31, 2019.
	$750,000	$750,000
The Company issued a series of notes payable from the period of April to July
     2012 aggregating $1,750,000 less accreted interest of $62,505 and $80,990, as of
     December 31, 2013 and 2012, respectively payable to multiple unrelated parties, bearing interest at 8% until February 28, 2013 at which time the rate increased to
     12% until the reverse merger requirement was satisfied per the terms of the notes and at which time the rate reverted to 8%. The notes are convertible into common stock at the rate of $1.26 per share with warrants attached to purchase 1,390,667 shares of common stock at the rate of $1.26 per share. The fair value assigned to the warrants at issuance was $93,201. Accreted interest expense of $18,485 and
     $12,211 was recorded in the statement of operations for the years ended
     December 31, 2013 and 2012, respectively. The notes mature on March 31, 2017 and are secured by the Company’s accounts receivable and inventory.
	1,687,495	1,669,010
The Company issued a series of convertible Notes to a stockholder from the period of June 28, 2013 through December 17, 2013 aggregating $675,000 less accreted interest of $24,890, accruing interest at 8%, all with maturities of 12 months from the date of the individual note’s issuance. The notes are convertible into common stock at the rate of $1.51 per share with warrants attached to purchase 223,500 shares of common stock at $2.01 per share. The fair value assigned to the warrants at issuance was $36,649. Accreted interest expense of $11,759 was recorded in the statement of operations for the year ended December 31, 2013.
	650,110	—
A convertible promissory note payable to a stockholder, accruing interest at 8%, due August 15, 2014 secured by warrants. The note is convertible into common stock at the rate of $1.64 per share with warrants attached to purchase 38,205 shares of common stock at the rate of $1.89 per share. There was no value assigned to the warrants at issuance. The warrants expire August 14, 2014.	250,000	250,000
Total convertible notes payable	3,337,605	2,669,010
Less current maturities	(900,110)	(750,000)
	$2,437,495	$1,919,010
Aggregate annual maturities of convertible notes are as follows:

2014	$900,110
2015	750,000
2016	—
2017	1,687,495
$3,337,605